FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

The Company records financial instruments at fair value with unrealized gains and losses related to certain financial instruments reflected in AOCI on the Consolidated Balance Sheets.  In addition, the Company recognizes certain liabilities at fair value. The Company applies the market approach for recurring fair value measurements. Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value of financial instruments is determined by reference to various market data and other valuation techniques as appropriate. The Company believes the carrying amounts of cash and cash equivalents, accounts receivable (net of allowance for doubtful accounts), prepaid expenses and other current assets, accounts payable, accrued liabilities, income taxes payable and notes payable approximate fair value due to the short-term nature of these instruments.  The Company estimated the fair value and carrying value of its total long-term debt, including current portion, was $1,290.0 million and $1,262.7 million, respectively, at December 31, 2014.  At December 31, 2013, the Company estimated the fair value and carrying value was $1,387.7 million and $1,370.8 million, respectively.  The interest rate on the $450.0 million Senior Notes, the $300.0 million Senior Notes, and the $250.0 million Private Placement Notes are fixed rates of 4.1%, 2.8% and 4.1%, respectively, and their fair value is based on the interest rates at December 31, 2014. The interest rates on variable rate term loan debt and commercial paper are consistent with current market conditions, therefore the fair value of these instruments approximates their carrying values.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2014 and 2013, which are classified as “Cash and cash equivalents,” “Prepaid expenses and other current assets,” “Long-Term investments,” “Other noncurrent assets, net,” “Accrued liabilities,” and “Other noncurrent liabilities” on the Consolidated Balance Sheets.  Financial assets and liabilities that are recorded at fair value as of the balance sheet date are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Interest rate swaps	$752	$—	$752	$—
Cross currency interest rate swaps	2,683	—	2,683	—
Foreign exchange forward contracts	45,376	—	45,376	—
Corporate convertible bonds	57,698	—	—	57,698
Total assets	$106,509	$—	$48,811	$57,698

Liabilities
Interest rate swaps	$1,144	$—	$1,144	$—
Commodity forward purchase contracts	233	—	233	—
Foreign exchange forward contracts	9,211	—	9,211	—
Long-term debt	106,023	—	106,023	—
DIO equity option contracts	115	—	—	115
Total liabilities	$116,726	$—	$116,611	$115

	December 31, 2013
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Interest rate swaps	$2,406	$—	$2,406	$—
Commodity forward purchase contracts	1	—	1	—
Cross currency interest rate swaps	530	—	530	—
Foreign exchange forward contracts	4,900	—	4,900	—
Corporate convertible bonds	70,019	—	—	70,019
Total assets	$77,856	$—	$7,837	$70,019

Liabilities
Interest rate swaps	$1,226	$—	$1,226	$—
Commodity forward purchase contracts	435	—	435	—
Cross currency interest rate swaps	59,128	—	59,128	—
Foreign exchange forward contracts	13,548	—	13,548	—
Long-term debt	152,370	—	152,370	—
DIO equity option contracts	142	$—	—	142
Total liabilities	$226,849	$—	$226,707	$142

Derivative valuations are based on observable inputs to the valuation model including interest rates, foreign currency exchange rates, future commodities prices and credit risks. The commodity contracts, certain interest rate swaps and foreign exchange forward contracts are considered cash flow hedges and certain cross currency interest rate swaps are considered hedges of net investment in foreign operations as discussed in Note 17, Financial Instruments and Derivatives.

The Company uses the income method valuation technique to estimate the fair value of the corporate bonds. The significant unobservable inputs for valuing the corporate bonds are DIO Corporation’s stock volatility factor of approximately 40% and corporate bond rating which implies an approximately 9.4% discount rate on the valuation model. Significant observable inputs used to value the corporate bonds include foreign exchange rates and DIO Corporation’s period-ending market stock price.

The Company has valued the DIO equity option contracts using a Monte Carlo simulation which uses several estimates and probability assumptions by management including the future stock price, the stock price as a multiple of DIO earnings and the probability of the sellers to reduce their shares held by selling into the open market. Changes in the fair value of the DIO equity option contracts are reported in “Other expense (income), net” on the Consolidated Statements of Operations.

For the years ended December 31, 2014 and 2013, there were no purchases, issuances or transfers of Level 3 financial instruments.

The following table presents a reconciliation of the Company’s Level 3 holdings measured at fair value on a recurring basis using unobservable inputs:

	Corporate	DIO Equity
(in thousands)	Convertible	Options
	Bonds	Contracts

Balance at December 31, 2012	$75,143	$(153)
Unrealized loss:
Reported in AOCI	(7,592)	—
Unrealized gain:
Reported in other expense (income), net	—	17
Effect of exchange rate changes	2,468	(6)
Balance at December 31, 2013	$70,019	$(142)
Unrealized loss:
Reported in AOCI	$(4,450)	$—
Unrealized gain:
Reported in other expense (income), net	—	11
Effect of exchange rate changes	(7,871)	16
Balance at December 31, 2014	$57,698	$(115)